SCHEDULE OF COMPANIES SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Security Matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Ireland
Subsidiaries, percentage owned	100.00%	100.00%
Security Matters PTY Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia
Subsidiaries, percentage owned	100.00%	100.00%
Lionheart III Corp [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	USA
Subsidiaries, percentage owned	100.00%	100.00%
SMX (Security Matters) Ireland Limited [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Ireland
Subsidiaries, percentage owned	100.00%	100.00%
SMX Fashion and Luxury [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	France
Subsidiaries, percentage owned	100.00%	100.00%
TrueSilver SMX Platform Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada
Subsidiaries, percentage owned	100.00%	100.00%
SMX (Security Matters) Israel Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Israel
Subsidiaries, percentage owned	100.00%	100.00%
Security Matters Canada Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada
Subsidiaries, percentage owned	100.00%	100.00%
SMX Beverages Pty Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia
Subsidiaries, percentage owned	100.00%	100.00%
SMX Circular Economy Platform PTE, Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Singapore
Subsidiaries, percentage owned	70.00%	70.00%
True Gold Consortium Pty Ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia
Subsidiaries, percentage owned	52.90%	52.90%
SMX Circular Economy FZCO [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	UAE
Subsidiaries, percentage owned	100.00%
Yahaloma Technologies Inc. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada
Subsidiaries, percentage owned	50.00%	50.00%